Prepayments and Other Assets - Summary of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepayments and other current assets
VAT recoverable	¥ 122,757		¥ 101,778
Prepayments to vendors	35,801		74,277
VAT refund for export sales	35,507		2,274
Cash in transit	5,854
Rental and other deposits	569		1,010
Staff advances	533		525
Interest receivable			3,068
Others	4,999		3,805
Prepayments and other current assets	206,020	$ 29,593	186,737
Non-current assets
Rental and other deposits	¥ 5,250		¥ 6,340